MARKETABLE SECURITIES	3 Months Ended
Jun. 30, 2026
MARKETABLE SECURITIES
MARKETABLE SECURITIES

4. MARKETABLE SECURITIES

As at June 30, 2026, the fair value of its current holdings was $5,509 (March 31, 2026 - $5,514) and during the three months ended June 30, 2026 there was a negative change in value adjustment of $5 (year ended March 31, 2026 – $16,572 negative change). The marketable securities include 550,000 shares of Carlyle Commodities Corp., a Canadian public company listed on the TSX Venture Exchange.

As at June 30, 2026, the Company held the following marketable securities:

Company	Shares Held	Cost	Fair Value At June 30, 2026	Fair Value At March 31, 2026	Change in Fair Value
	(#)	($)	($)	($)	($)
Carlyle Commodities Corp Shares	550,000	907,500	5,500	5,500	–
Other Shares	1,678,839	14,237	9	14	(5)
Total	2,778,839	1,648,737	5,509	5,514	(5)